Note 4 - Securities Held to Maturity (Tables)	6 Months Ended
Dec. 31, 2014
Investment Holdings [Abstract]
Unrealized Gain (Loss) on Investments [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2014:
U.S. Government agencies	$44,180	$—	$967	$43,213
Mortgage-backed securities	25,426	567	184	25,809
Corporate bonds	4,611	37	12	4,636
Certificates of deposits	4,301	17	1	4,317

	$78,518	$621	$1,164	$77,975

June 30, 2014:
U.S. Government agencies	$49,177	$49	$1,551	$47,675
Mortgage-backed securities	26,089	464	338	26,215
Corporate bonds	4,630	56	5	4,681
Certificates of deposits	5,036	30	1	5,065

	$84,932	$599	$1,895	$83,636
June 30, 2013:
U.S. Government agencies	$46,194	$84	$2,131	$44,147
Mortgage-backed securities	24,768	297	754	24,311
Corporate bonds	4,669	15	72	4,612
Certificates of deposits	5,281	17	1	5,297

	$80,912	$413	$2,958	$78,367

Investments Classified by Contractual Maturity Date [Table Text Block]
(In thousands)	Amortized Cost	Fair Value
U.S. Government agencies:
Due after one year through five years	$19,000	$18,730
Due after five years through ten years	13,180	12,877
Due thereafter	12,000	11,606
	44,180	43,213

Mortgage-backed securities
Due after one year through five years	1,042	1,025
Due after five years through ten years	19,383	19,807
Due thereafter	5,001	4,977
	25,426	25,809

Corporate Bonds
Due after one year through five years	3,111	3,137
Due after five years through ten years	1,500	1,499
	4,611	4,636
Certificates of Deposits
Due within one year	1,380	1,383
Due after one year through five years	2,921	2,934
	4,301	4,317
	$78,518	$77,975

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		More than 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In thousands)
December 31, 2014:
U.S. Government agencies	$—	$—	$43,213	$967	$43,213	$967
Mortgage-backed securities	12	—	13,499	184	13,511	184
Corporate bonds	998	3	1,020	9	2,018	12
Certificates of deposits	489	1	—	—	489	1
	$1,499	$4	$57,732	$1,160	$59,231	$1,164

June 30, 2014:
U.S. Government agencies	$36,339	$1,341	$6,290	$210	$42,629	$1,551
Mortgage-backed securities	17,022	325	816	13	17,838	338
Corporate bonds	1,031	5	—	—	1,031	5
Certificates of deposits	489	1	—	—	489	1
	$54,881	$1,672	$7,106	$223	$61,987	$1,895

June 30, 2013:
U.S. Government agencies	$42,048	$2,131	$—	$—	$42,048	$2,131
Mortgage-backed securities	18,401	754	—	—	18,401	754
Corporate bonds	2,980	72	—	—	2,980	72
Certificates of deposits	246	1	—	—	246	1
	$63,675	$2,958	$—	$—	$63,675	$2,958